Significant Accounting Policies (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Significant Accounting Policies [abstract]
Percentage of monthly deposit at a rate	8.33%
Impairment of leased systems and system components recognized in cost of revenues	$ 1,061	$ 1,191	$ 340